Fixed Assets, Net (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Property, Plant and Equipment [Line Items]
Fixed assets	$ 46,614	$ 44,407
Accumulated depreciation	(37,539)	(36,661)
Fixed assets less accumulated depreciation	9,075	7,746	8,162
Depreciation expense	1,772	2,091	2,054
Machinery And Equipment [Member]
Property, Plant and Equipment [Line Items]
Fixed assets	36,424	34,678
Leasehold Improvements [Member]
Property, Plant and Equipment [Line Items]
Fixed assets	8,558	8,149
Motor Vehicles [Member]
Property, Plant and Equipment [Line Items]
Fixed assets	102	99
Office Furniture And Equipment [Member]
Property, Plant and Equipment [Line Items]
Fixed assets	$ 1,530	$ 1,481